Supplement Dated May 21, 2008 to the

PRIMARY FUND

U.S. GOVERNMENT FUND

U.S.TREASURY FUND

of the Reserve Fund

INTERSTATE TAX-EXEMPT FUND

CALIFORNIA MUNICIPAL MONEY-MARKET FUND

CONNECTICUT MUNICIPAL MONEY-MARKET FUND

FLORIDA MUNICIPAL MONEY-MARKET FUND

MASSACHUSETTS MUNICIPAL MONEY-MARKET FUND

MICHIGAN MUNICIPAL MONEY-MARKET FUND

NEW JERSEY MUNICIPAL MONEY-MARKET FUND

OHIO MUNICIPAL MONEY-MARKET FUND

PENNSYLVANIA MUNICIPAL MONEY-MARKET FUND

VIRGINIA MUNICIPAL MONEY-MARKET FUND

of the Reserve Municipal Money-Market Trust II

NEW YORK MUNICIPAL MONEY-MARKET FUND

of the Reserve New York Municipal Money-Market Trust

ARIZONA MUNICIPAL MONEY-MARKET FUND

LOUISIANA MONEY-MARKET FUND

MINNESOTA MONEY-MARKET FUND

of the Reserve Municipal Money-Market Trust

Prospectus Dated September 28, 2007

The first and second paragraphs under the section entitled “How to Sell Shares” in the Prospectus is amended by deleting the paragraphs in their entirety and replacing them with the following:

You may redeem your shares on each day that the Funds’ NAV is calculated. Shares will be redeemed at the next NAV determined after a proper redemption request, by telephone or in writing, is received by a Fund or by an authorized financial intermediary. Redemption requests received after the cut-off time for the calculation of a Fund’s final NAV on any day will be redeemed at the net asset value calculated on the next business day. Proceeds from a redemption request will be transmitted to a shareholder no later than the next business day after the receipt of the redemption request in good order. Shares do not earn dividends on the day a redemption is processed, regardless of the time the order is received.

Redemption proceeds can be paid by check, ACH or wire transfer. When redeeming recently purchased shares, please be aware that if a Fund has not yet collected payment for the shares you are selling, it will delay sending the proceeds until it has collected payment (usually not more than ten business days). The Funds may suspend the redemption of shares if trading is restricted on the NYSE, if an emergency is declared by the SEC or if otherwise permitted by SEC order.